Earnings Per Share - Schedule of Calculation of Earnings Per Share (Details) - EUR (€) € / shares in Units, € in Thousands	3 Months Ended		9 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025
Earnings per share [abstract]
Weighted number of outstanding shares	181,476,635	186,479,342	183,096,249	187,382,557
Number of shares with dilutive effects	0	0	0	0
Weighted number of outstanding shares (diluted and undiluted)	181,476,635	186,479,342	183,096,249	187,382,557
Profit attributable to ordinary shareholders	€ 109,583	€ 129,228	€ 241,997	€ 254,460
Basic	€ 0.6	€ 0.69	€ 1.32	€ 1.36
Diluted	€ 0.6	€ 0.69	€ 1.32	€ 1.36